Related Parties Disclosures - Schedule of Remuneration of Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Ng Chen Lok, Chairman, CEO & Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee	RM 820,684	$ 202,215	RM 678,306
Robert Michael Harrison Jr, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee	63,452	15,634
Lai Fuu Sing, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee	13,125	3,234
Pan Seng Wee, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee	13,125	3,234
Chen Xiang Foong, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee	50,327	12,400
Elain Binti Lockman, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee	50,327	12,400
Zuria Hajar Bt Mohd Adnan, CFO & Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Salary	113,000	27,843	92,043
Employer Contribution to Defined Contribution Plan	16,644	4,101	10,560
Employer Contribution to Insurance Scheme	1,381	340	1,217
Loong Xin Yee, COO [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Salary	120,000	29,568	120,000
Tan Kim Chuan, CTO [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Salary	194,900	48,023	144,330
Employer Contribution to Defined Contribution Plan	8,736	2,153	2,600
Employer Contribution to Insurance Scheme	RM 1,198	$ 295	RM 386